Summary of Significant Accounting Policies - Additional Information (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Jul. 09, 2021
Noncontrolling Interest [Line Items]
Number of operating segments | segment			1
Accounts, Notes, Loans and Financing Receivable [Line Items]
Participation interest in loan pool		5.00%	5.00%
Nonaccrual loans, threshold for impairment evaluation		$ 50,000	$ 50,000
Troubled debt restructuring receivables, threshold for impairment evaluation		50,000	50,000
Goodwill impairment	$ 224,700,000	224,701,000
Funding commitments		$ 22,749,000	$ 22,749,000	$ 18,386,000
Distributions				$ 7,522,000
Sunlight Financial LLC
Noncontrolling Interest [Line Items]
Noncontrolling interest percent		35.00%	35.00%		34.90%
Residential solar loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Participation interest in loan pool		5.00%	5.00%	5.00%